Investment in Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Investment in Securities [Abstract]
Investment in securities
7.	Investment in securities

As of June 30, 2025, the Company’s investments consist of publicly traded equity securities and a convertible debenture. These investments are reported under ASC 321 – Investments in Equity Securities and ASC 320 – Investments – Debt Securities, as applicable. The Company has classified the investments as held for trading.

The following table summarizes the changes in investments for the six months ended June 30, 2025 and year ended December 31, 2024:

	Public Company Investment	Private Company Investment	Convertible Debenture	Total
Balance, December 31, 2023	$-	-	-	-
Purchases	-	139,084	-	139,084
Balance, December 31, 2024	$-	139,084	-	139,084
Purchases	$870,100	-	125,000	995,100
Transfer	139,084	(139,084)	-	-
Acquired in the sale of Skincare business	728,550	-	-	728,550
Proceeds on sale	(1,109,921)	-	-	(1,109,921)
Interest	-	-	4,620	4,620
Realized loss	(371,494)	-	-	(371,494)
Unrealized loss	56,305	-	182,594	238,899
Balance, June 30, 2025	$312,624	-	312,214	624,838

Equity Securities

The Company’s equity investments consist of publicly traded equity securities with readily determinable fair values. In accordance with ASC 321, these securities are measured at fair value, with changes in fair value recognized in profit or loss. For the six months ended June 30, 2025, the Company recognized a realized loss of $371,494 on the sale of equity securities, and an unrealized gain of $56,305 on equity securities still held at June 30, 2025.

Convertible Debenture

The Company also holds a convertible debenture, classified as a trading security under ASC 320, as it is held within a portfolio of investments and is intended to be converted into equity upon favorable market conditions. The debenture is measured at fair value, with changes in value recognized through profit or loss. For the six months ended June 30, 2025, the Company recognized interest income of $4,620 and an unrealized gain of $182,594 on the debenture.

Fair Value Measurement

The following table presents the Company’s financial instruments measured at fair value on a recurring basis as of June 30, 2025, in accordance with the fair value hierarchy of ASC 820:

Fair Value Measurement Using:	Level 1	Level 2	Level 3	Total
Equity securities	$312,624	–	–	312,624
Convertible debenture	-	312,214	–	312,214
Total	$312,624	312,214	–	624,838

7.	Investment in securities

On December 23, 2024, the Company participated in a private placement of a company in the U.S. uranium energy market with an investment of $139,084.

The fair value of the investments as at December 31, 2024 were determined based on the most recently observable market transaction and there were no changes in the value since its initial recognition. The investment has been classified as a long-term investment.